UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2004, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2005.

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004

Check here if Amendment           [X]; Amendment Number: 4
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   November 14, 2005

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _9_

Form 13F Information Table Value Total:  $108,167


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

MANDALAY RESORT GROUP	    COM   	   562567107	28057	408700	SH	DEFINED		      408700	0	0
MYLAN LABS INC	            COM	           628530107	4076	226440	SH	DEFINED		      226440	0	0
NATIONAL-OILWELL INC	    COM	           637071101	5534	168400	SH	DEFINED		      168400	0	0
NEIGHBORCARE INC	    COM	           64015Y104	6210	244972	SH	DEFINED		      244972	0	0
PNC FINL SVCS GROUP INC	    COM	           693475105	714	13200	SH	DEFINED		       13200	0	0
PEOPLESOFT INC	            COM	           712713106	1008	50800	SH	DEFINED		       50800	0	0
HARRAHS ENTMT INC	    COM	           413619107	7624	143900	SH	DEFINED		      143900	0	0
WELLPOINT HEALTH NETWORK NE  COM	   94973H108	50433	479900	SH	DEFINED		      479900	0	0
KING PHARMACEUTICALS INC   DBCV2.750%11/1  495582AG3	4511	4651000	SH	DEFINED		     4651000	0	0




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